Other intangible assets (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 2,215,000	$ 1,577,000
Land use right of factory land in Xinxing, Guangdong, PRC	2,375,000	2,413,000
Total	$ 4,590,000	$ 3,990,000